GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)	$ (3,463,310)	$ (3,283,578)	$ (5,981,082)	$ (7,602,072)
Accumulated deficit	(24,334,023)		(20,870,713)	(14,889,631)
Working capital deficit	$ (3,900,780)		$ (4,726,654)	$ (2,812,957)